Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Selling, general and administrative expenses
2.3 Selling, general and administrative expenses

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Distribution expenses	(151.0)	(96.4)	(51.1)
Selling expenses	(85.5)	(52.6)	(35.6)
Marketing expenses	(130.2)	(100.5)	(45.6)
Share-based compensation	(33.8)	(198.5)	(54.8)
General and administrative expenses	(199.3)	(123.3)	(61.1)
Selling, general and administrative expenses	(599.8)	(571.4)	(248.2)

In 2022, selling, general and administrative expenses include depreciation and amortization of non-current assets in the amount of CHF 40.0 million (2021: CHF 28.7 million, 2020: CHF 9.7 million). In addition, depreciation charges for production tools in the amount of CHF 6.4 million (2021: CHF 2.7 million, 2020: CHF 2.4 million) are reported in cost of sales.
Total personnel expenses, excluding any costs related to share-based compensation, amount to CHF 142.1 million in 2022, CHF 87.3 million in 2021 and CHF 57.6 million in 2020, respectively.